Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other current financial assets
Schedule of other current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Deductions in connection with the pre-financing of the CIR (Research Tax Credit) by Neftys (cf. Note 13.3).	584	590	368
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	320	—	—
Total other current financial assets	904	590	368